Commitments and Contingencies (Details) - USD ($) $ in Thousands	Aug. 18, 2021	Aug. 06, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Arrangements and Other Compensation
Severance benefits payable				$ 1,800
Purchase Commitments
Purchase commitments				4,100
Litigation
Loss contingency accrual			$ 1,000
Accrued liabilities
Employee Arrangements and Other Compensation
Accrued performance bonuses				$ 900	$ 1,300
Cowen and Company
Litigation
Service fees sought		$ 1,350
Loss contingency accrual		$ 0
H. C. Wainwright and Company
Litigation
Percentage of gross proceeds received from the exercise of warrants issued pursuant to capital raising engagement agreements sought	8.00%
Loss contingency accrual	$ 0